Operations - Additional Information (Details)	Jun. 16, 2021 BRL (R$)	Nov. 17, 2020 R$ / shares shares	Aug. 12, 2020 BRL (R$)	Aug. 12, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of joint operations [line items]
Number of shares authorized (in shares) | shares						630,000,000
Par value per share (in dollars per share) | $ / shares					$ 0.000079365
Retained earnings (accumulated losses)						R$ (423,203,000)	R$ 96,214,000
Recoverable taxes						150,956,000	214,837,000
Total current assets						30,659,203,000	29,944,452,000
Deferred tax assets						679,971,000	580,492,000
Intangible assets						8,632,332,000	8,277,518,000	R$ 1,039,886,000
Total assets						11,586,237,000	12,152,560,000
Total assets						42,245,440,000	42,097,012,000
Deferred tax liabilities						500,247,000	629,911,000
Other liabilities						610,567,000	343,439,000
Total non-current liabilities						4,121,277,000	5,679,947,000
Total liabilities						29,295,416,000	28,469,792,000
Capital reserve						13,818,819,000	14,541,132,000
Equity attributable to owners of the parent						12,893,906,000	13,536,446,000
Non-controlling interests(f)						56,118,000	90,774,000
Total equity						12,950,024,000	13,627,220,000	R$ 14,992,025,000	R$ 5,973,005,000
Total liabilities and equity						R$ 42,245,440,000	42,097,012,000
Previously presentes [Member]
Disclosure of joint operations [line items]
Recoverable taxes							230,558,000
Total current assets							29,960,173,000
Deferred tax assets							431,755,000
Intangible assets							8,370,313,000
Total assets							12,096,618,000
Total assets							42,056,791,000
Deferred tax liabilities							617,445,000
Other liabilities							348,458,000
Total non-current liabilities							5,672,500,000
Total liabilities							28,462,345,000
Capital reserve							14,516,767,000
Equity attributable to owners of the parent							13,512,081,000
Non-controlling interests(f)							82,365,000
Total equity							13,594,446,000
Total liabilities and equity							42,056,791,000
Adjustments [Member]
Disclosure of joint operations [line items]
Recoverable taxes							(15,721,000)
Total current assets							(15,721,000)
Deferred tax assets							148,737,000
Intangible assets							(92,795,000)
Total assets							55,942,000
Total assets							40,221,000
Deferred tax liabilities							12,466,000
Other liabilities							(5,019,000)
Total non-current liabilities							7,447,000
Total liabilities							7,447,000
Capital reserve							24,365,000
Equity attributable to owners of the parent							24,365,000
Non-controlling interests(f)							8,409,000
Total equity							32,774,000
Total liabilities and equity							R$ 40,221,000
Linx S.A. [Member]
Disclosure of joint operations [line items]
Pro rata cash payment (in Brazilian reais per share) | R$ / shares		R$ 33.5229
Retained earnings (accumulated losses)	R$ 100,000
Accumulated profits per share (in Brazilian reais per share) | R$ / shares		R$ 0.5636918
Dividends received	R$ 20,129
Linx S.A. [Member] | Linx S.A. [Member]
Disclosure of joint operations [line items]
Dilutive effect of total shares of acquired company (in shares) | shares		178,361,138
Estimated final price per share of acquired company | R$ / shares		R$ 37.78
Class B common stock | HR Holdings LLC
Disclosure of joint operations [line items]
Percentage of equity interest acquired						31.10%
Class A common stock
Disclosure of joint operations [line items]
Number of shares authorized (in shares) | shares				31,481,250
Par value per share (in dollars per share) | $ / shares				$ 0.000079365
Class A common stock | Underwriters' option to purchase
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares) | shares				4,106,250
Class A common stock | Follow-On Prospectus Offering
Disclosure of joint operations [line items]
Offering price (in dollars per share) | $ / shares				$ 47.50
Proceeds from issue initial offering price | $				$ 1,495,359,000
Net proceeds of offering			R$ 7,872,554,000	1,464,702,000
Underwriting discounts and commissions			30,657,000
Other offering expenses			R$ 39,964,000	$ 7,278,000
Class A common stock | Linx S.A. [Member]
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares) | shares		0.0126730
STNE Par Class A Preferred Share | Linx S.A. [Member]
Disclosure of joint operations [line items]
Shares received upon issuance of business combination for each share of acquired company issued and outstanding | shares		1
STNE Par Class B Preferred Share | Linx S.A. [Member]
Disclosure of joint operations [line items]
Shares received upon issuance of business combination for each share of acquired company issued and outstanding | shares		1